TEMPLETON GLOBAL SMALLER COMPANIES FUND

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

January 2, 2015

Filed Via EDGAR (CIK 0000350900)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C.  20549

RE:  Templeton Global Smaller Companies Fund

File Nos. 002-70889 and 811-03143

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 24, 2014.

Very truly yours,

Templeton Global Smaller Companies Fund

/s/ LORI A. WEBER

Lori A. Weber

Vice President and Secretary

LAW:dmm